SUBSEQUENT EVENTS (Details Narrative) - Broad Capital Acquisition Corp [Member] - USD ($)				1 Months Ended
	Jan. 08, 2024	Jan. 13, 2023	Jan. 13, 2022	Jun. 30, 2023	Nov. 10, 2023	Oct. 17, 2023	Oct. 11, 2023	Sep. 30, 2023	Sep. 19, 2023	Aug. 11, 2023	Jul. 07, 2023	Jun. 12, 2023	Mar. 10, 2023	Feb. 16, 2023	Jan. 10, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Shares issued price per share			$ 10.10
Issuance of common stock to Sponsor, shares			101,000,000
Private Placement [Member]
Subsequent Event [Line Items]
Shares issued price per share			$ 10.00
Issuance of common stock to Sponsor, shares			446,358
Trust Account [Member]
Subsequent Event [Line Items]
Share price				$ 10.68					$ 0.0332	$ 0.0332	$ 0.0332	$ 0.0332
Shares issued price per share								$ 10.10								$ 10.10
Deposits									$ 150,000	$ 150,000	$ 150,000	$ 150,000
Issuance of common stock to Sponsor, shares				1,409,026
Subsequent Event [Member]
Subsequent Event [Line Items]
Share price	$ 11.23	$ 0.0625
Public shares redeem		4,227,461
Shares issued price per share		$ 10.25
Aggregate amount		$ 43,350,000
Trust account balance before deposit of extension payment		$ 60,830,000
Deposits	$ 150,000				$ 150,000
Share price					$ 0.0332
Flat fee	$ 60,000
Shares exercised	2,804,919
Value exercised	$ 31,500,000
Shares issued	4,708,560
Shares outstanding	4,708,560
Subsequent Event [Member] | Public Shares [Member]
Subsequent Event [Line Items]
Issuance of common stock to Sponsor, shares	2,539,767
Subsequent Event [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Issuance of common stock to Sponsor, shares	451,130
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Issuance of common stock to Sponsor, shares	1,717,663
Subsequent Event [Member] | Trust Account [Member]
Subsequent Event [Line Items]
Share price						$ 0.0332	$ 0.0331						$ 0.0625	$ 0.0625	$ 0.0625
Deposits							$ 150,000						$ 370,725.50	$ 370,725.50	$ 370,725.50